Long-Term Obligations Schedule of Maturities of Long-Term Obligations (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 71,716
2014		54,611
2015		138,323
2016		847,759
2017		848
Thereafter		5,221
Long-term obligations, total	$ 1,312,055	$ 1,118,478	$ 956,076